Form N-CSR Cover	12 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026